Rental Expenses and Sub-Lease Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Operating Leased Assets [Line Items]
The total minimum lease payments during the year recognized in the consolidated statement of income	$ 105.8	5,382.0	4,630.7	4,066.6
Sub-lease income recognized in the consolidated statement of income	$ 4.7	241.7	181.3	139.3